                        Supplement dated November 1, 2000
                    to the Prospectus dated January 20, 2000

                                       of

                         COMMONFUND SHORT DURATION FUND

                                  A Fund of the

                         COMMONFUND INSTITUTIONAL FUNDS
                                15 OLD DANBURY RD
                                  P.O. BOX 812
                               WILTON, CONNECTICUT
                                   06897-0812

                               ------------------

         The Prospectus is hereby amended and supplemented to reflect a change in the name of the Fund:

         Effective October 13, 2000, Commonfund Short Duration Fund will be known as CIF Short Duration Fund.

                               ------------------


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                        Supplement dated November 1, 2000
       to the Statement of Additional Information dated January 20, 2000 of

                         COMMONFUND SHORT DURATION FUND

                                  A Fund of the

                         COMMONFUND INSTITUTIONAL FUNDS
                                15 OLD DANBURY RD
                                  P.O. BOX 812
                               WILTON, CONNECTICUT
                                   06897-0812

                               ------------------


         The Statement of Additional Information is hereby amended and supplemented to reflect a change in the name of the Fund:

         Effective October 13, 2000, Commonfund Short Duration Fund will be known as CIF Short Duration Fund.

                               ------------------


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE